Statements of Consolidated Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Net sales	$ 11,339,304	$ 11,129,533	$ 10,185,532
Cost of goods sold	5,780,078	5,965,049	5,568,966
Gross profit	$ 5,559,226	$ 5,164,484	$ 4,616,566
Percent to net sales	49.00%	46.40%	45.30%
Selling, general and administrative expenses	$ 3,913,518	$ 3,822,966	$ 3,467,681
Percent to net sales	34.50%	34.30%	34.00%
Other general expense - net	$ 30,268	$ 37,482	$ 2,519
Interest expense	61,791	64,205	62,714
Interest and net investment income	(1,399)	(2,995)	(3,242)
Other expense (income) - net	6,082	(15,400)	936
Income before income taxes	1,548,966	1,258,226	1,085,958
Income taxes	495,117	392,339	333,397
Net income	$ 1,053,849	$ 865,887	$ 752,561
Net income per common share:
Basic (in dollars per share)	$ 11.38	$ 8.95	$ 7.41
Diluted (in dollars per share)	$ 11.16	$ 8.78	$ 7.26